Related parties (Details) € in Millions		3 Months Ended		6 Months Ended
	Jan. 01, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1	€ 0.2	€ 0.2
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 1.1	€ 0.4	€ 1.9	€ 0.8
Services Agreement, Annual Fee, Related Party Transactions | $	$ 4